Current and Non-Current Liabilities (Details) - Summary of accounts payable and accruals - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Summary of accounts payable and accruals [Abstract]
Trade Payables	$ 271,065,477	$ 754,709,170
Other Payables	(129,895)	126,994
Accounts Payable and accruals	$ 270,935,582	$ 754,836,164